Convertible debenture (Tables)	12 Months Ended
Dec. 31, 2025
Unsecured convertible debenture [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
	December 31, 2025	December 31, 2024
Opening balance	$839,132	$785,129
Accretion	61,162	54,003
Ending balance, classified as short-term	900,294	-
Ending balance, classified as long-term	$-	$839,132

Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
Convertible Debenture	December 31, 2025	December 31, 2024
Opening balance	$3,338,552	$2,698,761
Accretion	448,445	380,338
Foreign exchange	(170,940)	259,453
Ending balance, classified as short-term	$3,616,057	$3,338,552

Derivative Liability [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
Derivative Liability	December 31, 2025	December 31, 2024
Opening balance	$1,025,803	$1,027,427
Foreign exchange	(35,478)	84,377
Fair value adjustment	(845,203)	(86,001)
Ending balance, classified as short-term	$145,122	$1,025,803